Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Values and Related Carrying Values of Debt Instruments

Fair values and related carrying values of our debt instruments were as follows for the periods indicated:

	September 30, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Long-term Debt
7.50% Notes	$225,000	$225,000	$—	$—
9.125% Notes	425,000	454,750	425,000	453,688

Total	$650,000	$679,750	$425,000	$453,688

Fair value of our debt instruments is determined using Level 2 inputs. Fair values and related carrying values of our debt instruments are as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Long-term Debt
9.125% Notes	$300,000	$320,250	$300,000	$315,000
9.125% Notes	$125,000	$133,438
2.125% Notes	—	—	125,000	123,204

Total	$425,000	$453,688	$425,000	$438,204